Trade Accounts and Notes Receivable, Other Accounts Receivable and Others (Tables)	12 Months Ended
Dec. 31, 2023
Textblock 1 [Abstract]
Summary of Trade Accounts and Notes Receivable
(a)
Trade accounts and notes receivable as of December 31, 2022 and December 31, 2023 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2023
Due from third parties	₩	2,042,746	2,827,163
Due from related parties		316,168	390,930
	₩	2,358,914	3,218,093

Summary of Other Accounts Receivable
(b)
Other accounts receivable as of December 31, 2022 and December 31, 2023 are as follows:

(In millions of won)
	December 31, 2022		December 31, 2023
Current assets
Non-trade receivables, net	₩	146,921	112,739
Accrued income		22,505	14,246
	₩	169,426	126,985

Aging of Trade Accounts and Notes Receivable, Other Accounts Receivable and Long-term Non-trade Receivable
(c)
The aging of trade accounts and notes receivable, and other accounts receivable as of December 31, 2022 and December 31, 2023 are as follows:

(In millions of won)	December 31, 2022
	Book value			Allowance for impairment
	Trade accounts and notes receivable		Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable
Current	₩	2,332,769	166,067	(841)	(1,721)
1-15 days past due		12,019	1,000	(4)	(9)
16-30 days past due		2,256	-	(1)	-
31-60 days past due		391	201	-	(1)
More than 60 days past due		12,354	3,936	(29)	(47)
	₩	2,359,789	171,204	(875)	(1,778)

(In millions of won)	December 31, 2023
	Book value		Allowance for impairment
	Trade accounts and notes receivable	Other accounts receivable	Trade accounts and notes receivable	Other accounts receivable
Current	₩ 3,212,514	123,919	(932)	(191)
1-15 days past due	3,077	1,357	(1)	-
16-30 days past due	3,435	156	-	(2)
31-60 days past due	-	168	-	(2)
More than 60 days past due	-	1,592	-	(12)
	₩ 3,219,026	127,192	(933)	(207)

Summary of Allowance for Impairment in Respect Of Trade Accounts and Notes Receivable and Other Accounts Receivable

The movement in the allowance for impairment in respect of trade accounts and notes receivable and other accounts receivable for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)	Trade accounts and notes receivable
	2021		2022	2023
Balance at the beginning of the year	₩	1,047	1,204	875
(Reversal of) bad debt expense		157	(329)	58
Balance at the end of the year	₩	1,204	875	933

(In millions of won)	Other accounts receivable
	2021		2022	2023
Balance at the beginning of the year	₩	1,778	2,005	1,778
(Reversal of) bad debt expense		227	(227)	(239)
Write-off	-		-	(1,332)
Balance at the end of the year	₩	2,005	1,778	207

Summary of Other Assets
(d)
Other current assets as of December 31, 2022 and 2023 are as follows:

(In millions of won)	December 31, 2022		December 31, 2023
Advanced payments	₩	22,134	1,675
Prepaid expenses		74,420	103,355
Value added tax refundable		220,182	143,608
Right to recover returned goods		8,155	5,121
	₩	324,891	253,759